INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
INTANGIBLE ASSETS, NET
Summary of the Intangible assets

	As of December 31,
	2011	2012
	RMB	RMB

Gross carrying amount
Trade name	363,559	174,944
Student populations	74,740	82,440
Software	87,304	93,203
Customer relationship	7,390	7,390
Cooperative agreement*	5,263	5,263
Favorable lease	63,237	63,237
Non-compete agreement	3,188	3,188
	604,681	429,665
Less: Accumulated amortization
Trade name	—	—
Student populations	(47,933)	(62,295)
Software	(49,043)	(60,181)
Customer relationship	(1,090)	(2,235)
Cooperative agreement	(670)	(1,346)
Favorable lease	(7,135)	(10,652)
Non-compete agreement	(95)	(198)
	(105,966)	(136,907)
Intangible assets, net
Trade name	363,559	174,944
Student populations	26,807	20,145
Software	38,261	33,022
Customer relationship	6,300	5,155
Cooperative agreement*	4,593	3,917
Favorable lease	56,102	52,585
Non-compete agreement	3,093	2,990
	498,715	292,758

*In connection with the acquisitions completed in 2009 and 2011, the Group identified certain cooperative agreements as intangible assets, which were entered into by the sellers prior to the acquisitions. These cooperative agreements offer the Group the right to be affiliated with certain reputable universities in PRC.